CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net (loss) from continuing operations	$ (6,265)	$ (15,148)	$ (6,137)
Net loss from discontinued operations	0	0	(6,122)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,200	1,981	1,204
Amortization	369	278	300
Provision for inventory	0	103	0
Provision (reverse) for doubtful accounts and notes	1,094	4,115	(501)
Impairment charges on property, plant and equipment	0	2,235	0
Impairment charges on project assets	0	2,455	0
Share-based compensation expense	315	821	2,726
Gain on troubled debt restructuring	0	0	(1,887)
Amortization of right-of-use assets	680	434	0
(Reversal) recognition of tax penalty	0	(6,890)	0
Amortization of debt discount on convertible bonds	452	594	1,910
Change in fair value of derivative assets/liability	(496)	(285)	0
Change in deferred taxes	(188)	(85)	(83)
Loss (gain) on disposal of property and equipment	3	(45)	0
Loss on disposal of subsidiaries	32	385	0
Reversal of warranty reserve	(1,538)	0	0
Gain on forgiveness of PPP loan	(551)	0	0
Gain on de-recognition of long-aged liabilities	(2,252)	0	0
Changes in operating assets and liabilities
Accounts receivable	963	3,087	(13,898)
Amount due from related parties	338	538	(451)
Notes receivable	0	4,823	526
Project assets	14,679	3,333	17,834
Inventories	(223)	(1,958)	2,876
Prepaid expenses and other assets	(187)	(497)	906
Accounts payable	(6,962)	7,805	3,353
Advances from customers	(17,628)	(8,352)	(5,092)
Income taxes payable	(530)	268	226
Accrued liabilities and other liabilities	9,711	1,264	3,960
Lease liability	(667)	(421)	0
Bitcoin mining, net of mining pool operating fees	0	(3,630)	0
Amount due to related parties	0	(79)	79
Net cash provided by (used in) operating activities, continuing operations	(5,650)	(2,871)	7,851
Net cash provided by operating activities, discontinued operations	0	0	159
Cash flows from investing activities:
Proceeds from disposal of subsidiaries	1,216	4,549	0
Proceeds from sale of bitcoins	0	3,630	0
Acquisitions of Solar PV systems	0	(8,345)	0
Acquisitions of property, plant and equipment	(195)	(4,762)	(95)
Proceeds from disposal of property, plant and equipment	0	166	6
Prepayment of purchase of land	0	(3,132)	0
Acquisitions of subsidiaries, net of cash acquired	364	0	0
Decrease of cash fue to disposition of SPI China (HK) Limited	0	0	(3,257)
Net cash provided by (used in) investing activities, continuing operations	1,385	(7,894)	(3,346)
Net cash used in investing activities, discontinued operations	0	0	(418)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	46,810	7,656	0
Net payment for purchasing minority interests	0	(75)	0
Proceeds from issuance of convertible note	2,000	1,250	0
Repayment of convertible notes	(7,632)	0	0
Proceeds from exercise of employee stock options	397	0	0
Proceeds from capital injection by minority shareholders	249	0	0
Proceeds from line of credit and loans payable	122,284	84,308	66,169
Repayments of line of credit and loans payable	(123,314)	(83,619)	(67,754)
Net cash generated from (used in) financing activities, continued operations	40,794	9,520	(1,585)
Net cash used in financing activities, discontinued operations	0	0	(2,145)
Effect of exchange rate changes on cash	250	(351)	453
Increase (decrease) in cash, cash equivalents and restricted cash	36,779	(1,596)	969
Cash, cash equivalents and restricted cash at beginning of year	3,003	4,599	3,630
Cash and cash equivalents at end of year for continuing operations	39,782	3,003	4,599
Supplemental cash flow information:
Interest paid	552	645	725
Income tax paid	1,372	0	0
Non-cash activities:
Netting off balance due to/from third party	0	2,109	5,003
Right of use assets obtained in exchange for operating lease obligations	5,280	2,419	0
Forgiveness of loan by minority interest holders	0	1,140	0
Interest capitalized to project assets	0	0	292
Loss on forgiveness of debt due from SPI China	378	653	536
Options issued to shareholder during disposition of SPI China	0	0	1,260
Disposition of SPI China (HK) Limited	0	0	107,867
Redemption of convertible bond to ordinary shares	$ 443	$ 0	$ 0